Long-Term Notes (Tables)	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
Long-term notes

	December 31, 2024	December 31, 2023
Credit facilities - U.S. dollar denominated (1)	$206,826	$311,980
Credit facilities - Canadian dollar denominated	134,381	552,756
Credit facilities - principal (2)	$341,207	$864,736
Unamortized debt issuance costs	(16,861)	(15,987)
Credit facilities	$324,346	$848,749
(1)U.S. dollar denominated credit facilities balance was US$143.6 million as at December 31, 2024 (December 31, 2023 - US$236.3 million).
(2)The decrease in the principal amount of the credit facilities outstanding from December 31, 2023 to December 31, 2024 is the result of net repayments of $539.7 million, partially offset by an increase in the reported amount of U.S. denominated debt of $16.2 million due to foreign exchange.
The following table summarizes the financial covenants applicable to the Credit Facilities and the Company's compliance therewith at December 31, 2024.

Covenant Description	Position as at December 31, 2024	Covenant
Senior Secured Debt (1) to Bank EBITDA (2) (Maximum Ratio)	0.2:1.0	3.5:1.0
Interest Coverage (3) (Minimum Ratio)	10.7:1.0	3.5:1.0
Total Debt (4) to Bank EBITDA (2) (Maximum Ratio)	1.1:1.0	4.0:1.0
(1)"Senior Secured Debt" is calculated in accordance with the credit facility agreement and is defined as the principal amount of the Credit Facilities and other secured obligations identified in the credit facility agreement. As at December 31, 2024, the Company's Senior Secured Debt totaled $345.9 million.
(2)"Bank EBITDA" is calculated based on terms and definitions set out in the credit facility agreement which adjusts net income or loss for financing and interest expenses, income tax, non-recurring losses, certain specific unrealized and non-cash transactions and is calculated based on a trailing twelve-month basis including the impact of material acquisitions as if they had occurred at the beginning of the twelve month period. Bank EBITDA for the year ended December 31, 2024 was $2.2 billion.
(3)"Interest coverage" is calculated in accordance with the credit facility agreement and is computed as the ratio of Bank EBITDA to financing and interest expenses, excluding certain non-cash transactions, and is calculated on a trailing twelve-month basis including the impact of material acquisitions as if they had occurred at the beginning of the twelve month period. Financing and interest expenses for the year ended December 31, 2024 was $204.5 million.
(4)"Total Debt" is calculated in accordance with the credit facility agreement and is defined as all obligations, liabilities, and indebtedness of Baytex excluding trade payables, share-based compensation liability, dividends payable, asset retirement obligations, leases, deferred income tax liabilities, other long-term liabilities and financial derivative liabilities. As at December 31, 2024, the Company's Total Debt totaled $2.3 billion of principal amounts outstanding.

	December 31, 2024	December 31, 2023
8.75% notes due April 1, 2027 (1)	$—	$541,114
8.50% notes due April 30, 2030 (2)	1,152,360	1,056,361
7.375% notes due March 15, 2032 (3)	828,259	—
Total long-term notes - principal (4)	$1,980,619	$1,597,475
Unamortized debt issuance costs	(47,729)	(35,114)
Total long-term notes - net of unamortized debt issuance costs	$1,932,890	$1,562,361
(1)The 8.75% notes were fully repaid on April 1, 2024. The U.S. dollar denominated principal outstanding of the 8.75% notes was US$409.8 million as at December 31, 2023.
(2)The U.S. dollar denominated principal outstanding of the 8.50% notes was US$800.0 million as at December 31, 2024 (December 31, 2023 - US$800.0 million).
(3)The U.S. dollar denominated principal outstanding of the 7.375% notes was US$575.0 million as at December 31, 2024 (December 31, 2023 - nil).
(4)The increase in the principal amount of long-term notes outstanding from December 31, 2023 to December 31, 2024 is the result of the issuance of the 7.375% notes for $780.9 million and changes in the reported amount of U.S. denominated debt of $158.8 million due to changes in the CAD/USD exchange rate used to translate the U.S. denominated amount of long-term notes outstanding. This was partially offset by the repayment of the 8.75% notes for $556.6 million.